Significant Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment
The components of property, plant and equipment are as follows (in millions):

	December 31,
	2014	2013
Transmission assets	$1,100.1	$95.9
Gathering systems	2,391.9	1,617.8
Gas processing plants	2,356.1	1,223.7
Other property and equipment	379.5	0.5
Construction in process	241.5	—
Property, plant and equipment	6,469.1	2,937.9
Accumulated depreciation and amortization	(1,426.3)	(1,169.8)
Property, plant and equipment, net	$5,042.8	$1,768.1

Schedule Of Property Plant And Equipment Useful Lives
Depreciation is calculated using the straight-line method based on the estimated useful life of each asset, as follows:

Useful Lives
Transmission assets	20 - 25 years
Gathering systems	20 - 25 years
Gas processing plants	20 - 25 years
Other property and equipment	3 - 15 years

Schedule of Goodwill
The table below provides a summary of the Partnership’s goodwill, by assigned reporting unit.

	December 31, 2014	December 31, 2013
	(in millions)
Texas	$1,168.2	$325.4
Louisiana	786.8	—
Oklahoma	190.3	76.3
Ohio River Valley	112.5	—
Total	$2,257.8	$401.7

Schedule of Finite-Lived Intangible Assets
The following table represents the Partnership's total purchased intangible assets at years ended December 31, 2014 (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$569.5	$(36.5)	$533.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table summarizes the Partnership's estimated aggregate amortization expense for the next five years (in millions):

2015	$44.5
2016	44.5
2017	44.5
2018	44.5
2019	43.6
Thereafter	311.4
Total	$533.0